Long-Term Debt - Additional information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long Term Debt (Textual) [Abstract]
Interest payments on surplus notes payable to NFS	$ 54	$ 54	$ 54
Variable funding surplus note, due December 31, 2040 [Member]
Long Term Debt (Textual) [Abstract]
Interest payments on surplus notes payable to NFS	$ 5	$ 10